Earnings Per Share (Tables)	6 Months Ended
Apr. 30, 2022
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Summary of Basic and Diluted Earnings Per Share
The following tables present our basic and diluted earnings per share:
Basic Earnings Per Common Share

(Canadian $ in millions, except as noted)	For the three months ended		For the six months ended
	April 30, 2022	April 30, 2021	April 30, 2022	April 30, 2021
Net income	4,756	1,303	7,689	3,320
Dividends on preferred shares and distributions payable on other equity instruments	(52)	(68)	(107)	(124)
Net income available to common shareholders	4,704	1,235	7,582	3,196
Weighted-average number of common shares outstanding (in thousands)	658,005	646,734	653,102	646,620
Basic earnings per common share (Canadian $)	7.15	1.91	11.61	4.94
Diluted Earnings Per Common Share

(Canadian $ in millions, except as noted)	For the three months ended		For the six months ended
	April 30, 2022	April 30, 2021	April 30, 2022	April 30, 2021
Net income available to common shareholders adjusted for impact of dilutive instruments	4,704	1,235	7,582	3,196
Weighted-average number of common shares outstanding (in thousands)	658,005	646,734	653,102	646,620
Effect of dilutive instruments
Stock options potentially exercisable (1)	6,245	6,725	5,364	5,014
Common shares potentially repurchased	(4,224)	(5,407)	(3,371)	(3,935)
Weighted-average number of diluted common shares outstanding (in thousands)	660,026	648,052	655,095	647,699
Diluted earnings per common share (Canadian $)	7.13	1.91	11.57	4.93

(1)
In computing diluted earnings per share, we excluded average stock options outstanding of nil
 and
857,826
with a weighted-average exercise price of $
nil and $143.74, respectively for the three and six months ended April 30, 2022 (nil and 1,761,196 with a weighted-average exercise price of $nil and $104.67, respectively for the three and six months ended April 30, 2021) as the average share price for the period did not exceed the exercise price.